Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2017		Mar. 31, 2016		Dec. 31, 2016	Dec. 31, 2015
Operating activities:
Net loss	$ (806)		$ (420)		$ (2,789)	$ (659)
Adjustments to reconcile net loss to net cash used in operating activities:
Unrealized loss/(gain) on derivatives	37		(43)		(48)	(1,237)
Stock-based compensation - consultants	56		13		88	0
Stock-based compensation - employees	41	[1]	0	[1]	615	97
Changes in operating assets and liabilities:
Prepaid assets	11		36		33	(28)
Other assets	(2)		(2)		(2)	16
Accounts payable	(19)		(72)		(54)	(11)
Accrued liabilities	7		(11)		33	(40)
Net cash used in operating activities	(675)		(499)		(2,124)	(1,862)
Investing activity:
Net cash used in investing activity	0		0		0	0
Financing activity:
Issuance of common stock, warrants and options exercised	0		102
Issuance of shares, net of issuance costs					5,000	0
Issuance of shares, options exercise					6	48
Issuance of shares, warrants exercise					102	449
Net cash provided by financing activity	0		102		5,108	497
Effect of exchange rate on cash and cash equivalents	0		0		0	0
Decrease in cash and cash equivalents	(675)		(397)		2,984	(1,365)
Cash and cash equivalents - Beginning of period	3,926		942		942	2,307
Cash and cash equivalents - End of period	$ 3,251		$ 545		$ 3,926	$ 942

[1]	On July 5, 2016, the Company issued 235 options to employees and 50 options to various contractors. The conditions of these grants state that 1/3 of the options granted shall vest on July 5, 2017 (the “Vesting Commencement Date”). The remainder of the options granted, shall vest evenly over 24 months beginning from the Vesting Commencement Date, such that all options have vested 36 months after issue. Expense for grants to employees shall be calculated as of the grant date and recognized straight line over the vesting period. Expense for grants to contractors shall be re-measured quarterly up to the Vesting Commencement Date. Subsequent to the Vesting Commencement Date, contractor options will be remeasured monthly until all options granted have fully vested. The employee options were valued at the date of issuance using the Black-Scholes option pricing model using the following assumptions: Expected dividend rate, 0.00%; Risk free rate, 1.27%; Expected volatility, 136%; Expected life, 7. Expense for these options are being recognized evenly, each quarter over the vesting period. The contractor options were re-measured at March 31, 2017 using the Black-Scholes option pricing model using the following assumptions: Expected dividend rate, 0.00%; Risk free rate, 2.11%; Expected volatility, 132%; Expected life, 6.26 years.